PROPERTY AND EQUIPMENT - Summary of property and equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,863,424	$ 5,607,777	$ 5,364,731
Less accumulated depreciation and amortization	(2,043,398)	(1,627,497)	(1,224,991)
Property and equipment, net	3,820,026	3,980,280	4,139,740
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,764,317	4,534,801	4,265,125
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	810,248	810,248	808,408
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	180,747	180,747	179,679
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 108,112	$ 81,981	$ 111,519